Condensed financial information of the parent company - Condensed balance sheets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,263,311,636	$ 584,071,299	¥ 7,207,343,478	¥ 3,486,376,077
Short-term investments	1,118,547,455	153,240,373	642,893,540
Time and Structured deposits	2,009,018,598	275,234,419	1,554,120,849
Other current assets	1,933,182,792	264,844,957	670,276,511
Total current assets	10,139,522,498	1,389,108,886	10,159,946,220
Non-current assets:
Total non-current assets	2,324,704,787	318,483,250	2,322,249,678
TOTAL ASSETS	12,464,227,285	1,707,592,136	12,482,195,898
Current liabilities:
Short-term borrowings	720,000,000	98,639,596
Total current liabilities	1,124,092,207	154,000,000	754,485,815
Total liabilities	1,172,798,255	160,672,701	794,244,926
Commitments and contingencies
Shareholders' equity
Treasury shares	(1,419,285,878)	(194,441,368)	(899,627,520)	¥ (486,954,953)
Additional paid-in capital	4,026,668,369	551,651,305	4,033,145,746
Accumulated other comprehensive loss	13,751,495	1,883,947	(24,130,903)
Retained earnings	8,670,119,156	1,187,801,454	8,578,387,761
Total Qudian Inc. shareholders' equity	11,291,429,030	1,546,919,435	11,687,950,972
TOTAL LIABILITIES AND EQUITY	12,464,227,285	1,707,592,136	12,482,195,898
Class A Ordinary shares
Shareholders' equity
Common stock	132,052	18,091	132,052
Class B Ordinary shares
Shareholders' equity
Common stock	43,836	6,006	43,836
Parent Company | Reportable legal entity
Current assets:
Cash and cash equivalents	305,194,205	41,811,435	413,317,806
Short-term investments	698,152,621	95,646,517	78,808,890
Time and Structured deposits	380,047,326	52,066,270
Short-term amounts due from intercompanies	¥ 440,259,744	$ 60,315,338	¥ 687,538,024
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember
Other current assets	¥ 14,670	$ 2,010
Total current assets	1,823,668,566	249,841,570	¥ 1,179,664,720
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries	10,211,096,821	1,398,914,529	10,520,530,855
Total non-current assets	10,211,096,821	1,398,914,529	10,520,530,855
TOTAL ASSETS	12,034,765,387	1,648,756,099	11,700,195,575
Current liabilities:
Short-term borrowings	720,000,000	98,639,596
Accrued expenses and other inter-companies	19,456,357	2,665,510	8,364,603
Short-term amounts due to related parties	¥ 3,880,000	$ 531,558	¥ 3,880,000
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current liabilities	¥ 743,336,357	$ 101,836,664	¥ 12,244,603
Total liabilities	743,336,357	101,836,664	12,244,603
Commitments and contingencies
Shareholders' equity
Treasury shares	(1,419,285,878)	(194,441,368)	(899,627,520)
Additional paid-in capital	4,026,668,369	551,651,305	4,033,145,746
Accumulated other comprehensive loss	13,751,495	1,883,947	(24,130,903)
Retained earnings	8,670,119,156	1,187,801,454	8,578,387,761
Total Qudian Inc. shareholders' equity	11,291,429,030	1,546,919,435	11,687,950,972
TOTAL LIABILITIES AND EQUITY	12,034,765,387	1,648,756,099	11,700,195,575
Parent Company | Reportable legal entity | Class A Ordinary shares
Shareholders' equity
Common stock	132,052	18,091	132,052
Parent Company | Reportable legal entity | Class B Ordinary shares
Shareholders' equity
Common stock	¥ 43,836	$ 6,006	¥ 43,836